Business Combination and Goodwill (Details) - Ace Vision Technology Investment Limited [Member]	Dec. 02, 2024 USD ($)	Jun. 30, 2026 HKD ($)
Business Combination and Goodwill [Line Items]
Acquired interest percentage	100.00%
Purchase consideration	$ 800,000
Goodwill expected deductible amount